Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

June 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.2%
Long-Term Municipal Bonds – 91.3%
New York – 75.3%
Albany County Airport Authority Series 2020B 5.00%, 12/15/2021-12/15/2026	$5,085	$5,739,611
Battery Park City Authority Series 2013A 5.00%, 11/01/2022	4,325	4,604,763
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020I 3.00%, 04/01/2035-04/01/2037	5,720	6,202,819
4.00%, 04/01/2034-04/01/2040	5,025	5,928,261
5.00%, 04/01/2030-04/01/2033	4,000	5,203,590
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group) Series 2015 5.00%, 07/01/2022-07/01/2023	2,000	2,134,153
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2023-11/01/2025	3,335	3,695,444
5.25%, 11/01/2029	1,900	2,119,423
Build NYC Resource Corp. (NEW World Preparatory Charter School) 4.00%, 06/15/2041	525	578,429
City of New York NY Series 1993E-3 5.00%, 08/01/2023	6,855	6,881,939
Series 2011A 5.00%, 08/01/2026	10,315	10,355,537
5.00%, 08/01/2026 (Pre-refunded/ETM)	3,960	3,975,623
Series 2011D-1 5.00%, 10/01/2024	2,860	2,894,493
Series 2012I 5.00%, 08/01/2022	2,320	2,441,890
Series 20171 5.00%, 08/01/2025	1,130	1,336,894
Series 2017C 5.00%, 08/01/2023-08/01/2024	2,335	2,622,443
Series 2018A 5.00%, 08/01/2026	7,690	9,376,706
Series 2018D 5.00%, 12/01/2038	9,665	12,148,421
Series 2019B 5.00%, 10/01/2032	4,205	5,475,320
Series 2019H 5.00%, 01/01/2032	5,615	7,176,802
Series 2020A 5.00%, 08/01/2028	1,660	2,128,155
Series 2020B 5.00%, 11/01/2027-11/01/2028	10,000	12,777,943
Series 2020C 5.00%, 08/01/2034-08/01/2038	13,710	17,898,592

	Principal Amount (000)	U.S. $ Value

Series 2020I 5.00%, 04/01/2029	$1,350	$1,752,785
Series 2021D 1.216%, 08/01/2026	6,000	6,018,933
1.396%, 08/01/2027	5,000	5,008,377
1.623%, 08/01/2028	4,000	4,017,382
County of Albany NY Series 2020C 5.00%, 11/01/2021-11/01/2023	5,655	5,982,652
County of Monroe NY Series 2015 5.00%, 06/01/2022	5,865	6,124,168
County of Nassau NY Series 2014A 5.00%, 04/01/2025 (Pre-refunded/ETM)	10,190	11,502,295
Series 2017C 5.00%, 10/01/2026-10/01/2027	22,095	27,313,259
Dutchess County Local Development Corp. (Bard College) Series 2020A 5.00%, 07/01/2040(a)	1,900	2,376,092
Series 2020B 5.918%, 07/01/2039(a)	5,070	6,059,717
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016B 5.00%, 07/01/2032	4,890	5,859,717
Erie County Fiscal Stability Authority Series 2011C 5.00%, 12/01/2023 (Pre-refunded/ETM)	5,925	6,045,102
Hudson Yards Infrastructure Corp. Series 2017A 5.00%, 02/15/2031-02/15/2032	22,650	27,647,038
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) 5.25%, 01/01/2024(b)	1,250	1,219,821
Long Island Power Authority Series 2019B 1.65%, 09/01/2049	9,490	9,792,531
Metropolitan Transportation Authority Series 2011 5.00%, 11/15/2024 (Pre-refunded/ETM)	925	941,737
Series 2011C 5.00%, 11/15/2024	1,965	1,998,573
Series 2011D 5.00%, 11/15/2022 (Pre-refunded/ETM)	5,000	5,090,468
5.00%, 11/15/2023 (Pre-refunded/ETM)	4,275	4,352,351
5.00%, 11/15/2025 (Pre-refunded/ETM)	2,500	2,545,234
Series 2016D 5.00%, 11/15/2027	1,210	1,470,605
Series 2017B 5.00%, 11/15/2027-11/15/2028	9,020	11,390,488
Series 2017C 5.00%, 11/15/2027-11/15/2031	57,830	72,190,241
Series 2019D 5.00%, 09/01/2022	17,480	18,437,804
Series 2019F 5.00%, 11/15/2022	3,230	3,437,140

	Principal Amount (000)	U.S. $ Value

Series 2020A 4.00%, 02/01/2022	$24,415	$24,942,181
Series 2021 0.464% (SOFR + 0.43%), 11/01/2026(c)	2,500	2,500,003
AGM Series 2021 0.584% (SOFR + 0.55%), 11/01/2032(c)	3,000	3,020,445
0.834% (SOFR + 0.80%), 11/01/2032(c)	3,715	3,785,184
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2017A 5.00%, 11/15/2031	2,025	2,466,087
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2012A 5.00%, 11/15/2024	14,130	15,040,899
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) 5.00%, 12/01/2024-12/01/2028	1,720	2,116,276
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) 4.00%, 01/01/2030	2,825	3,131,344
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014 5.00%, 07/01/2024	4,550	5,148,482
New York City Housing Development Corp. Series 2013A 5.00%, 07/01/2025	2,000	2,176,584
New York City Municipal Water Finance Authority 5.00%, 06/15/2022-06/15/2038	18,630	21,569,299
5.00%, 06/15/2022 (Pre-refunded/ETM)	4,495	4,701,597
Series 2014D 5.00%, 06/15/2029	3,000	3,410,035
Series 2015F 5.00%, 06/15/2027-06/15/2028	7,830	9,210,044
Series 2015G 5.00%, 06/15/2028	11,465	13,466,693
Series 2017E 5.00%, 06/15/2037	1,795	2,211,589
Series 2018AA 5.00%, 06/15/2024	8,280	9,432,732
Series 2019D 5.00%, 06/15/2024	1,005	1,075,748
Series 2019F 5.00%, 06/15/2040	6,190	7,926,301
Series 2020 5.00%, 06/15/2031	9,070	12,415,525

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2011S-1A 5.00%, 07/15/2025	$4,420	$4,437,224
Series 2012S 5.00%, 07/15/2025	7,390	7,761,647
Series 2018S 5.00%, 07/15/2031-07/15/2032	18,065	22,966,694
New York City Transitional Finance Authority Future Tax Secured Revenue 4.00%, 05/01/2037	3,065	3,718,758
5.00%, 11/01/2027	2,580	3,257,716
Series 2011A-1 5.00%, 11/01/2023	15,315	15,561,962
Series 2012B 5.00%, 11/01/2023-11/01/2024	10,805	11,501,502
Series 2012D 5.00%, 11/01/2021-11/01/2023	19,610	20,461,589
Series 2012E 5.00%, 02/01/2025-02/01/2026	6,600	6,785,421
Series 2014A 5.00%, 08/01/2027-08/01/2029	6,655	7,592,939
Series 2014C 5.00%, 11/01/2026	6,345	7,176,941
Series 2014D-1 5.00%, 02/01/2028-02/01/2029	9,535	10,675,851
Series 2015C 5.00%, 11/01/2026	20,000	23,488,718
Series 2016B 5.00%, 08/01/2031	2,150	2,616,762
Series 2017F 5.00%, 05/01/2032	1,220	1,517,332
Series 2021 5.00%, 11/01/2026	3,875	4,768,612
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.) 4.00%, 12/01/2033	1,140	1,379,728
5.00%, 12/01/2031-12/01/2032	3,800	5,018,292
Series 2016A 5.00%, 12/01/2026	7,175	8,773,802
New York Liberty Development Corp. (One Bryant Park LLC) 2.45%, 09/15/2069	20,000	20,820,366
2.625%, 09/15/2069	22,240	22,983,970
2.80%, 09/15/2069	6,470	6,638,555
New York State Dormitory Authority 5.00%, 02/15/2029 (Pre-refunded/ETM)	40	44,913
Series 2011A 5.00%, 07/01/2024 (Pre-refunded/ETM)	3,125	3,125,000
Series 2012D 5.00%, 02/15/2022 (Pre-refunded/ETM)	1,290	1,328,310
5.00%, 02/15/2023 (Pre-refunded/ETM)	865	890,689
5.00%, 02/15/2024 (Pre-refunded/ETM)	815	839,204
5.00%, 02/15/2025 (Pre-refunded/ETM)	880	906,134
New York State Dormitory Authority (Cornell University) 5.00%, 07/01/2036	1,020	1,511,413
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015A 5.00%, 07/01/2022-07/01/2026	6,415	7,189,938

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Multiple School Districts - NY) AGM 5.00%, 10/01/2026-10/01/2029	$5,185	$6,480,610
New York State Dormitory Authority (New York State Sales Tax) Series 2015A 5.00%, 03/15/2023	2,215	2,397,730
New York State Dormitory Authority (New York University) Series 2015A 5.00%, 07/01/2023	2,040	2,235,127
Series 2019A 5.00%, 07/01/2032	2,975	3,876,903
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2023-12/01/2026(a)	4,600	5,338,319
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020A 5.00%, 07/01/2021-07/01/2026	3,110	3,418,513
New York State Dormitory Authority (St. John’s University) Series 2015A 5.00%, 07/01/2024	1,130	1,286,611
New York State Dormitory Authority (St. John’s University/NY) Series 2021A 4.00%, 07/01/2031	1,400	1,745,374
New York State Dormitory Authority (State of New York Pers Income Tax) 1.187%, 03/15/2026	5,500	5,507,541
5.00%, 02/15/2029	11,385	12,757,538
Series 2012 5.00%, 12/15/2021	5,905	6,035,427
Series 2012B 5.00%, 03/15/2022	3,905	4,038,848
Series 2012D 5.00%, 02/15/2022-02/15/2025	18,285	18,835,957
Series 2014A 5.00%, 02/15/2028	2,400	2,689,336
Series 2014C 5.00%, 03/15/2028-03/15/2029	14,485	16,283,194
Series 2015B 5.00%, 02/15/2023	1,160	1,251,080
Series 2015E 5.00%, 03/15/2023	4,380	4,741,334
Series 2017 5.00%, 02/15/2025	3,995	4,656,804
Series 2020A 5.00%, 03/15/2024	6,475	7,298,283
Series 2020D 5.00%, 02/15/2034	9,425	12,264,789
Series 2021A 5.00%, 03/15/2036	3,775	4,999,218
AMBAC Series 2005B 5.50%, 03/15/2023	5,000	5,454,981

	Principal Amount (000)	U.S. $ Value

New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019B 5.00%, 06/15/2027	$445	$557,845
New York State Environmental Facilities Corp. (State of New York SRF) Series 2015D 5.00%, 03/15/2022-09/15/2022	9,320	9,822,536
New York State Thruway Authority AGM Series 2012I 5.00%, 01/01/2025 (Pre-refunded/ETM)	5,155	5,280,533
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012A 5.00%, 04/01/2025	18,980	19,648,293
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014 5.00%, 01/01/2026-01/01/2028	4,345	5,020,798
Series 2014J 5.00%, 01/01/2026-01/01/2027	33,900	37,824,546
Series 2019M 2.90%, 01/01/2035	8,775	9,400,163
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016A 5.00%, 03/15/2022-03/15/2028	6,020	7,058,225
Series 2020A 4.00%, 03/15/2038	4,350	5,233,185
New York Transportation Development Corp. (American Airlines, Inc.) 2.25%, 08/01/2026	2,000	2,051,312
3.00%, 08/01/2031	2,500	2,649,684
Series 2016 5.00%, 08/01/2031	2,985	2,995,599
New York Transportation Development Corp. (Delta Air Lines, Inc.) 5.00%, 01/01/2032	2,355	2,891,612
Series 2018 5.00%, 01/01/2027-01/01/2036	31,000	38,212,675
New York Transportation Development Corp. (Empire State Thruway Partners LLC) 4.00%, 10/31/2034-10/31/2041	2,475	2,931,525
New York Transportation Development Corp. (JFK International Air Terminal LLC) 5.00%, 12/01/2027-12/01/2036	5,705	7,309,977
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.25%, 01/01/2050	2,535	2,868,605
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015 5.00%, 01/01/2023	965	1,028,507
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018A 4.75%, 11/01/2042(a)	1,000	1,056,808

	Principal Amount (000)	U.S. $ Value

Series 2018B 3.50%, 11/01/2024(a)	$3,400	$3,589,181
Niagara Falls City School District Series 2016 5.00%, 06/15/2022-06/15/2025	11,580	12,797,400
Port Authority of New York & New Jersey 5.00%, 11/01/2035-11/01/2036	8,345	10,577,979
Series 2011O 5.00%, 10/15/2021	5,215	5,285,783
Series 2013-178 5.00%, 12/01/2023	10,480	11,650,306
Series 2014 5.00%, 09/01/2023-09/01/2027	12,470	13,960,849
Series 2014-1 5.00%, 10/15/2023	3,455	3,821,517
Series 2014-186 5.00%, 10/15/2021-10/15/2022	12,575	12,984,548
Series 2015E 5.00%, 10/15/2022-10/15/2026	16,390	18,637,858
Series 2016E 5.00%, 10/01/2021	6,655	6,733,577
Series 2017 5.00%, 10/15/2028	6,925	8,493,103
Series 20182 5.00%, 09/15/2025-09/15/2027	12,350	15,176,340
Series 20202 5.00%, 07/15/2033-07/15/2035	18,290	23,635,951
Series 20212 5.00%, 10/15/2022-10/15/2023(d)	5,750	6,208,370
Sales Tax Asset Receivable Corp. Series 2014A 5.00%, 10/15/2025 (Pre-refunded/ETM)	6,075	7,012,259
5.00%, 10/15/2026 (Pre-refunded/ETM)	7,065	8,154,997
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) 5.00%, 12/01/2029-12/01/2034	1,500	1,776,975
Town of Oyster Bay NY Series 2018 5.00%, 02/15/2022-02/15/2023	11,660	12,070,857
Triborough Bridge & Tunnel Authority Series 2011A 5.00%, 01/01/2027 (Pre-refunded/ETM)	7,000	7,170,462
5.00%, 01/01/2028 (Pre-refunded/ETM)	5,360	5,490,525
Series 2012B 5.00%, 11/15/2021-11/15/2023	25,760	27,080,333
Series 2013A 5.00%, 11/15/2028	5,000	5,423,624
Series 2013B 5.00%, 11/15/2022	7,525	8,025,793
Series 2021A 5.00%, 11/01/2025	2,400	2,861,688
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021A 2.00%, 05/15/2045	9,185	9,634,765
2.511%, 05/15/2035	10,000	10,176,131

	Principal Amount (000)	U.S. $ Value

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) 5.00%, 09/01/2031-09/01/2033	$8,395	$10,963,356
Series 2010B 5.00%, 09/01/2021	1,000	1,003,897
TSASC, Inc./NY Series 2017A 5.00%, 06/01/2022-06/01/2023	2,000	2,134,985
Utility Debt Securitization Authority Series 2013T 5.00%, 06/15/2026-12/15/2029	34,825	38,867,876

		1,376,596,021

Alabama – 1.0%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 12/01/2048	5,935	6,411,961
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 04/01/2049	10,000	10,896,506
Tuscaloosa County Industrial Development Authority (Tuscaloosa County Industrial Development Authority) Series 2019A 4.50%, 05/01/2032(a)	1,301	1,413,087

		18,721,554

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	1,055	1,302,252

Arizona – 0.0%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	415	415,247

California – 0.1%
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	2,130	2,169,089

Colorado – 1.2%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	2,425	2,591,091
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2031-08/01/2034	15,295	19,461,695
Vauxmont Metropolitan District AGM 5.00%, 12/01/2050	160	199,132

		22,251,918

	Principal Amount (000)	U.S. $ Value

Connecticut – 1.5%
State of Connecticut Series 2018B 5.00%, 04/15/2025	$14,565	$17,073,341
Series 2018C 5.00%, 06/15/2027	4,690	5,863,763
Series 2018F 5.00%, 09/15/2027	4,025	5,065,527

		28,002,631

Florida – 0.1%
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	410	313,148
Volusia County School Board (Volusia County School Board COP) Series 2014B 5.00%, 08/01/2026	1,000	1,138,128

		1,451,276

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2031-01/01/2035	2,655	3,291,741

Guam – 1.3%
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2028-07/01/2031	4,250	5,048,903
Guam Power Authority Series 2017A 5.00%, 10/01/2025-10/01/2027	5,435	6,368,955
Territory of Guam 5.00%, 11/15/2031	290	338,406
Series 2021F 5.00%, 01/01/2030(d)	1,000	1,257,585
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	2,545	3,009,388
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	7,150	8,185,748

		24,208,985

Illinois – 3.3%
Chicago Board of Education Series 2017C 5.00%, 12/01/2023	8,160	9,019,752

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	$1,580	$1,952,069
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/2028	5,090	5,314,927
Series 2017B 5.00%, 12/15/2028	2,000	2,487,814
State of Illinois Series 2012 5.00%, 08/01/2023-08/01/2025	10,490	11,168,390
Series 2013 5.50%, 07/01/2025	7,435	8,175,425
Series 2017A 5.00%, 12/01/2024	2,075	2,379,252
Series 2017D 5.00%, 11/01/2023-11/01/2024	13,005	14,576,197
Series 2018A 5.00%, 10/01/2024	2,910	3,318,080
Series 2018B 5.00%, 05/01/2024	1,405	1,579,507
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006 5.50%, 03/01/2017(e) (f)	1,307	32,675

		60,004,088

Iowa – 0.1%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) 3.125%, 12/01/2022	1,760	1,796,117

Kentucky – 0.3%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2031	1,210	1,469,449
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2033-08/01/2035	3,190	4,044,406

		5,513,855

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	240	275,786
6.10%, 06/01/2038-12/01/2040(a)	805	1,063,199

		1,338,985

Michigan – 1.3%
City of Detroit MI 5.00%, 04/01/2029-04/01/2032	1,255	1,497,944

	Principal Amount (000)	U.S. $ Value

City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2012A 5.00%, 07/01/2022	$3,055	$3,199,460
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029-06/30/2032	14,290	17,960,629

		22,658,033

Missouri – 0.0%
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	395	453,646

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.50%, 06/15/2024(a)	580	590,507
2.75%, 06/15/2028(a)	715	744,687

		1,335,194

New Jersey – 2.5%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 03/01/2028	1,445	1,554,322
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2024-06/15/2027	10,000	11,655,828
Series 2018A 5.00%, 06/15/2028	11,680	13,933,389
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2030	3,350	4,214,151
Series 2019B 5.00%, 06/15/2030-06/15/2034	6,760	8,478,237
AMBAC Series 2005B 5.25%, 12/15/2023	4,700	5,271,626

		45,107,553

Ohio – 0.2%
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	1,305	1,316,559
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	1,650	1,693,413

		3,009,972

	Principal Amount (000)	U.S. $ Value

Oklahoma – 0.0%
Comanche County Memorial Hospital 5.00%, 07/01/2022	$250	$259,137

Pennsylvania – 0.4%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2023-07/01/2024	3,775	4,124,605
Philadelphia Parking Authority (The) Series 2009 5.25%, 09/01/2023	2,435	2,444,516

		6,569,121

Puerto Rico – 0.4%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	1,390	1,633,613
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	3,095	3,410,450
AGM Series 2007C 5.50%, 07/01/2031	1,000	1,171,798
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	1,822	1,749,977

		7,965,838

Tennessee – 0.5%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 5.00%, 08/01/2031-08/01/2034	3,500	4,455,729
Tennergy Corp./TN (Royal Bank of Canada) Series 2019A 5.00%, 02/01/2050	4,690	5,341,039

		9,796,768

Texas – 0.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	1,750	2,113,120
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	4,540	4,803,542

		6,916,662

	Principal Amount (000)	U.S. $ Value

Washington – 0.6%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2032-08/01/2034	$7,280	$9,251,409
Washington State Housing Finance Commission Series 20211 0.731%, 12/20/2035	1,000	62,798
Series 2021A 3.50%, 12/20/2035	999	1,165,111

		10,479,318

Wisconsin – 0.3%
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	4,810	5,714,877

Total Long-Term Municipal Bonds (cost $1,582,513,351)		1,667,329,878

Short-Term Municipal Notes – 5.9%
New York – 5.9%
Build NYC Resource Corp. (Asia Society (The)) 0.03%, 04/01/2045(g)	1,775	1,775,000
City of New York NY Series 2008L 0.02%, 04/01/2038(g)	530	530,000
Series 2009B 0.02%, 09/01/2027(g)	5,850	5,850,000
Series 2016 0.03%, 08/01/2044(g)	8,995	8,995,000
Series 2019I 0.02%, 03/01/2044(g)	7,250	7,250,000
Dutchess County Industrial Development Agency (Marist College) 0.03%, 07/01/2038(g)	1,295	1,295,000
Evans-Brant Central School District Series 2021C 1.50%, 06/24/2022(g)	10,000	10,136,264
New York City Health and Hospitals Corp. Series 2008B 0.02%, 02/15/2031(g)	5,660	5,660,000
Series 2008E 0.03%, 02/15/2026(g)	3,140	3,140,000
New York City Health and Hospitals Corp. (HHC Capital Corp.) Series 2008C 0.02%, 02/15/2031(g)	2,000	2,000,000
New York City Housing Development Corp. 0.03%, 04/15/2035(g)	4,400	4,400,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006A 0.05%, 10/15/2041(g)	8,800	8,800,000

	Principal Amount (000)	U.S. $ Value

New York City Housing Development Corp. (Queenswood Apartments LP) Series 2001A 0.03%, 04/01/2031(g)	$1,300	$1,300,000
New York City Municipal Water Finance Authority Series 2015F 0.02%, 06/15/2035(g)	3,195	3,195,000
New York State Dormitory Authority (Royal Charter Properties-East, Inc.) 0.03%, 11/15/2036(g)	2,480	2,480,000
New York State Housing Finance Agency 0.05%, 11/15/2036(g)	6,400	6,400,000
New York State Housing Finance Agency (42nd and 10th Associates LLC) 0.03%, 11/01/2041(g)	1,835	1,835,000
New York State Housing Finance Agency (8 East 102nd Street LLC) 0.02%, 05/01/2044(g)	3,140	3,140,000
New York State Housing Finance Agency (Liberty Street Realty LLC) 0.03%, 05/01/2035(g)	2,200	2,200,000
New York State Housing Finance Agency (River Terrace Associates LLC) 0.05%, 05/15/2034(g)	5,500	5,500,000
New York State Urban Development Corp. Series 2008A 0.04%, 01/01/2030(g)	5,870	5,870,000
Triborough Bridge & Tunnel Authority Series 20182 0.02%, 01/01/2031(g)	150	150,000
Series 2018C 0.02%, 01/01/2032(g)	8,210	8,210,000
Series 2021B 0.414% (SOFR + 0.38%), 01/01/2032(c)	5,150	5,147,538
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden (The)) 0.02%, 07/01/2032(g)	2,955	2,955,000

Total Short-Term Municipal Notes (cost $108,220,686)		108,213,802

Total Municipal Obligations (cost $1,690,734,037)		1,775,543,680

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.342% (LIBOR 1 Month + 4.25%), 11/25/2023(c)	182	186,522
Series 2014-DN3, Class M3 4.092% (LIBOR 1 Month + 4.00%), 08/25/2024(c)	194	197,713

	Principal Amount (000)	U.S. $ Value

Series 2014-HQ2, Class M3 3.842% (LIBOR 1 Month + 3.75%), 09/25/2024(c)	$176	$180,071
Series 2016-DNA1, Class M3 5.642% (LIBOR 1 Month + 5.55%), 07/25/2028(c)	195	203,826
Series 2016-HQA2, Class M3 5.242% (LIBOR 1 Month + 5.15%), 11/25/2028(c)	261	273,679
Series 2016-HQA3, Class M3 3.942% (LIBOR 1 Month + 3.85%), 03/25/2029(c)	250	258,999
Series 2016-HQA4, Class M3 3.992% (LIBOR 1 Month + 3.90%), 04/25/2029(c)	243	253,040
Series 2017-DNA2, Class M2 3.542% (LIBOR 1 Month + 3.45%), 10/25/2029(c)	320	334,310
Series 2017-DNA3, Class M2 2.592% (LIBOR 1 Month + 2.50%), 03/25/2030(c)	500	511,132
Series 2019-DNA3, Class M2 2.142% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c)	163	164,088
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 2.992% (LIBOR 1 Month + 2.90%), 07/25/2024(c)	214	216,231
Series 2015-C01, Class 2M2 4.642% (LIBOR 1 Month + 4.55%), 02/25/2025(c)	4	3,912
Series 2015-C02, Class 1M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(c)	185	189,024
Series 2016-C01, Class 1M2 6.842% (LIBOR 1 Month + 6.75%), 08/25/2028(c)	427	456,975
Series 2016-C02, Class 1M2 6.092% (LIBOR 1 Month + 6.00%), 09/25/2028(c)	113	119,587
Series 2016-C03, Class 1M2 5.392% (LIBOR 1 Month + 5.30%), 10/25/2028(c)	156	163,834
Series 2017-C01, Class 1M2 3.642% (LIBOR 1 Month + 3.55%), 07/25/2029(c)	973	1,009,714
Series 2017-C02, Class 2M2 3.742% (LIBOR 1 Month + 3.65%), 09/25/2029(c)	879	911,259
Series 2017-C03, Class 1M2 3.092% (LIBOR 1 Month + 3.00%), 10/25/2029(c)	223	229,766

	Principal Amount (000)	U.S. $ Value

Series 2017-C05, Class 1M2 2.292% (LIBOR 1 Month + 2.20%), 01/25/2030(c)	$166	$168,320
Series 2017-C06, Class 2M2 2.892% (LIBOR 1 Month + 2.80%), 02/25/2030(c)	153	156,086

Total Collateralized Mortgage Obligations (cost $5,819,475)		6.188,088

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(h) (cost $2,504,351)	2,377	2,608,757

Total Investments – 97.7% (cost $1,699,057,863)(i)		1,784,340,525
Other assets less liabilities – 2.3%		42,915,131

Net Assets – 100.0%		$1,827,255,656

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	7,130	01/15/2025	2.565%	CPI#	Maturity	$124,095	$—	$124,095
USD	3,565	01/15/2025	2.585%	CPI#	Maturity	59,025	—	59,025
USD	3,565	01/15/2025	2.613%	CPI#	Maturity	54,865	—	54,865
USD	27,600	01/15/2028	1.230%	CPI#	Maturity	2,994,886	—	2,994,886
USD	23,260	01/15/2028	0.735%	CPI#	Maturity	3,451,652	—	3,451,652
USD	4,375	01/15/2030	1.572%	CPI#	Maturity	426,669	—	426,669
USD	4,375	01/15/2030	1.587%	CPI#	Maturity	419,795	—	419,795
USD	5,500	02/15/2041	CPI#	2.282%	Maturity	(243,449)	—	(243,449)
USD	2,394	02/15/2041	CPI#	2.500%	Maturity	16,265	—	16,265
USD	2,356	02/15/2041	CPI#	2.505%	Maturity	18,824	—	18,824
USD	2,300	02/15/2041	CPI#	2.553%	Maturity	44,902	—	44,902

						$7,367,529	$—	$7,367,529

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	27,770	02/15/2025	3 Month LIBOR	0.426%	Quarterly/ Semi-Annual	$(251,170)	$—	$(251,170)
USD	24,250	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	(115,878)	—	(115,878)
USD	19,500	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	49,412	—	49,412
USD	15,000	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	(77,393)	—	(77,393)
USD	2,670	02/15/2041	1.868%	3 Month LIBOR	Semi-Annual/ Quarterly	(90,605)	—	(90,605)

						$(485,634)	$—	$(485,634)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	169	$(44,630)	$(16,279)	$(28,351)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	560	(147,887)	(69,591)	(78,296)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,151	(303,864)	(112,029)	(191,835)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	93	(24,560)	(9,041)	(15,519)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,734	(457,921)	(164,438)	(293,483)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	37	(9,771)	(4,459)	(5,312)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,142	(301,583)	(136,718)	(164,865)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,503	(396,917)	(138,345)	(258,572)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	216	(57,042)	(26,730)	(30,312)

						$(1,744,175)	$(677,630)	$(1,066,545)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	16,980	10/09/2029	1.120%	SIFMA*	Quarterly	$(281,478)	$—	$(281,478)
Citibank, NA	USD	16,980	10/09/2029	1.125%	SIFMA*	Quarterly	(289,169)	—	(289,169)

							$(570,647)	$—	$(570,647)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $34,907,389 or 1.9% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of June 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) 5.25%, 01/01/2024	11/13/2014	$1,250,850	$1,219,821	0.07%

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(d)	When-Issued or delayed delivery security.
(e)	Non-income producing security.
(f)	Defaulted matured security.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(i)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $94,327,309 and gross unrealized depreciation of investments was $(3,799,944), resulting in net unrealized appreciation of $90,527,365.

As of June 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.8% and 0.3%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,667,329,878	$—	$1,667,329,878
Short-Term Municipal Notes	—	108,213,802	—	108,213,802
Collateralized Mortgage Obligations	—	6,188,088	—	6,188,088
Governments - Treasuries	—	2,608,757	—	2,608,757

Total Investments in Securities	—	1,784,340,525	—	1,784,340,525
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	7,610,978	—	7,610,978
Centrally Cleared Interest Rate Swaps	—	49,412	—	49,412
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(243,449)	—	(243,449)
Centrally Cleared Interest Rate Swaps	—	(535,046)	—	(535,046)
Credit Default Swaps	—	(1,744,175)	—	(1,744,175)
Interest Rate Swaps	—	(570,647)	—	(570,647)

Total	$—	$1,788,907,598	$—	$1,788,907,598

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.